Summary of Significant Accounting Policies - Intangibles through impairment (Details)	Dec. 31, 2025
Domain names and others
Summary of Significant Accounting Policies
Useful lives	5 years
Land use rights | Minimum
Summary of Significant Accounting Policies
Useful lives	491 months
Land use rights | Maximum
Summary of Significant Accounting Policies
Useful lives	536 months